SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2025, up through the date the Company issued the consolidated financial statements.

The following disclosure presents subsequent events occurring after the reporting period ended December 31, 2025:

On January 23, 2026, the Company held an extraordinary general meeting at which the following resolutions were approved by the Company’s shareholders:

1.	Re-designation and Re-classification of Share Capital

The Company’s authorized share capital of US$500,000 was re-classified from 100,000,000,000 ordinary shares of par value US$0.000005 each into:

●	80,000,000,000 Class A ordinary shares of par value US$0.000005 each;
●	10,000,000,000 Class B ordinary shares of par value US$0.000005 each; and
●	10,000,000,000 preferred shares of par value US$0.000005 each.

The Company’s 17,000,000 issued and outstanding ordinary shares were re-designated on a one-for-one basis into 8,292,150 Class A ordinary shares (one vote per share) and 8,707,850 Class B ordinary shares (50 votes per share). No preferred shares were issued or outstanding.

The Company also adopted its Second Amended and Restated Memorandum and Articles of Association to reflect the multi-class share structure and the rights and privileges of the Class A and Class B ordinary shares.

2.	Share Consolidation (Reverse Share Split)

Shareholders further approved a share consolidation of all issued and unissued shares of the Company at a ratio of not less than one (1)-for-two (2) and not more than one (1)-for-fifty (50), with the exact ratio to be determined by the Board of Directors within 180 days of the approval date.

On February 12, 2026, the Company has approved a 15:1 reverse share split of the issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075.

On April 20, 2026, the Board of Directors ratified the issuance of an aggregate of 12,746 Class A ordinary shares on 26 March 2026 and 31 March 2026 in connection with the implementation of the 15-to-1 Share Consolidation, to account for fractional share entitlements arising therefrom, which resulted in an increase in our Class A ordinary shares from 552,810 to 565,556.

Accordingly, the Company’s issued and outstanding share capital comprised 565,556 Class A ordinary shares and 580,524 Class B ordinary shares.

No preferred shares were issued or outstanding.

On March 16, 2026, the Company approved the purchase of a property located at 55 Serangoon North Avenue 4 #01-05, Singapore 555859 for $1,368,000 (exclusive of GST). The transaction has not been completed as at the date of these financial statements.

On March 20, 2026, the Company held an extraordinary general meeting at which the following resolution was approved by the Company’s shareholders: Shareholders further approved a share consolidation of all issued and unissued shares of the Company at a ratio of not less than one (1)-for-two (2) and not more than one (1)-for-two-hundred and fifty (250), with the exact ratio to be determined by the Board of Directors within 180 days of the approval date.

On March 24, 2026, the Company has approved a 30:1 reverse share split of the issued and authorized shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of the Company will be US$500,000 divided into (a) 177,777,777.78 Class A Ordinary Shares of a nominal or par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares of a nominal or par value of US$0.00225 each, and (c) 22,222,222.22 preferred shares of a nominal or par value of US$0.00225.

On April 29, 2026, the Company further resolved that the reverse share split would take effect on May 4, 2026.

No preferred shares were issued or outstanding.

On April 20, 2026, the Company issued 3,225,000 Class A ordinary shares in connection with the completion of its fund-raising exercise.

Subsequent to the reporting date, the Company issued an aggregate of 808,334 Class A ordinary shares pursuant to the exercise of warrants. The warrants were exercised on a non-cash basis and no cash consideration was received by the Company.